LONG-TERM NOTES	9 Months Ended
Sep. 30, 2013
LONG-TERM NOTES
8.	LONG-TERM NOTES

On January 14, 2013, the Company’s wholly owned subsidiary, Hanwha SolarOne Hong Kong Limited (“SolarOne HK”), issued and sold three-year US$100,000,000 notes (“2013 Notes”). The 2013 Notes bear interest at a floating rate indexed to 3-month LIBOR plus a margin of 2.23% per annum. Interests are payable quarterly on April 15, July 15, October 15 and January 15 of each year, commencing on April 15, 2013. The 2013 Notes will mature on January 15, 2016 and repayable at its principal amount plus accrued and unpaid interest thereon.

The net proceeds from the issuance, after deducting offering expenses, were US$99,700,000, which will be used for general working capital purposes. All the payments on the Notes are guaranteed by Hanwha Chemical (“Guarantor”). The 2013 Notes contain financial covenants requiring the Group and the Guarantor to maintain minimum debt-to-equity ratios and will be assessed on semi-annual basis. The Group and Guarantor met the financial covenant requirements as of the assessment date of June 30, 2013. In addition, the notes are unsecured and rank lower than any secured obligation of the group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. SolarOne HK may redeem the 2013 Notes upon certain taxation reasons at a price equal to 100% of the principal amount of the 2013 Notes plus accrued and unpaid interest thereon. In addition, SolarOne HK may, at its discretion, redeem all or any portion of the 2013 Notes in the market at any time at the then-prevailing market price. As of September 30, 2013, SolarOne HK does not intend to redeem any portion of the Notes prior to the stated maturity date. Upon certain events of default, SolarOne HK is required to redeem all of the 2013 Notes at a price equal to 100% of the principal amount of the 2013 Notes plus accrued and unpaid interest.

The Notes were issued at par. Direct debt issuance costs of RMB1,882,000 (US$307,516) are deferred and amortized over the life of the 2013 Notes using the effective interest rate method.